Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Summary of Accounts Receivable

The following is a summary of accounts receivable as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable, gross	36,433	67,603
Less: allowance for credit loss	(1,609)	(8,397)
Accounts receivable, net	34,824	59,206

Summary of Movements of Expected Credit Loss Provision	The following table sets out movements of the expected credit loss provision for the years ended December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Balance at beginning of the period	—	(1,609)
Additions	(1,609)	(6,788)
Balance at end of the period	(1,609)	(8,397)